POST-EMPLOYMENT BENEFITS - Reconciliation of the liabilities of the pension plans and other benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amounts recognized in balance sheet and statement of income for the year
Fair value of plan assets	R$ (23,153,018)	R$ (22,025,946)
Social security defined benefit plans
Amounts recognized in balance sheet and statement of income for the year
Present value of actuarial obligations partially or totally hedged	23,084,912	21,682,893
Fair value of plan assets	(23,153,018)	(22,025,946)
Net Liabilities (Assets)	(68,107)	(343,054)
Contractual debt contracted between sponsor and plan	1,380,914	1,397,984
Financial debt contracted between sponsor and plan		15,479
Other social security benefits	26,683	171,525
Value of liabilities/(assets) of post-employment benefits	1,870,577	2,214,342
Net current service cost	50,269	71,682
Net interest cost	(180,742)	(103,593)
Actuarial Expense/(Revenue) recognized in the year	130,473	31,911
Social security defined benefit plans | Effect of asset ceiling
Amounts recognized in balance sheet and statement of income for the year
Effect of restriction on assets	R$ 1,797,066	R$ 2,077,026